Subordinated Notes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Debt Instrument [Line Items]
Annual interest rate of subordinated notes	one-month LIBOR plus 1.45%
Subordinated Note [Member]
Debt Instrument [Line Items]
Principal balance of each subordinated note	$ 25,000,000
Annual principal payment required	5,000,000
Subordinated debt, annual principal payment			5,000,000
Annual interest rate of subordinated notes	LIBOR plus 130 basis points
Contractual interest rate on subordinated notes	1.83%	1.83%
Cost incurred in issuance of subordinated notes	1,000,000
Unamortized balance of subordinated notes issuance costs	$ 27,000	$ 77,000